Unamortized Leasing Commissions and Loan Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Unamortized Leasing Commissions and Loan Costs [Abstract]
Other Deferred Costs Disclosures
UNAMORTIZED LEASING COMMISSIONS AND LOAN COSTS

Costs which have been deferred consist of the following (in thousands):

	September 30, 2011	December 31, 2010

Leasing commissions	$5,361	$4,939
Deferred financing cost	2,720	2,307
Total cost	8,081	7,246
Less: leasing commissions accumulated amortization	(3,027)	(2,661)
Less: deferred financing cost accumulated amortization	(1,436)	(1,011)
Total cost, net of accumulated amortization	$3,618	$3,574

UNAMORTIZED LEASING COMMISSIONS AND LOAN COSTS

Costs which have been deferred consist of the following (in thousands):

	December 31,
	2010	2009
Leasing commissions	$4,971	$4,601
Deferred financing costs	2,307	2,208
Total cost	7,278	6,809
Less: leasing commissions accumulated amortization	(2,669)	(2,246)
Less: deferred financing cost accumulated amortization	(1,011)	(590)
Total cost, net of accumulated amortization	$3,598	$3,973

A summary of expected future amortization of deferred costs is as follows (in thousands):

	Leasing	Deferred Financing
Years Ended December 31,	Commissions	Costs	Total
2011	$731	$440	$1,171
2012	568	440	1,008
2013	388	364	752
2014	251	39	290
2015	157	13	170
Thereafter	207	—	207
Total	$2,302	$1,296	$3,598